23. EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2018
Expenses By Nature
EXPENSES BY NATURE

EXPENSES BY NATURE

		Consolidated
	12/31/2018	12/31/2017	12/31/2016
Raw materials and inputs	(6,759,275)	(5,404,801)	(4,518,718)
Labor cost	(2,743,460)	(2,400,579)	(2,482,111)
Supplies	(1,782,576)	(1,451,437)	(1,384,437)
Maintenance cost (services and materials)	(1,326,894)	(1,145,974)	(1,203,294)
Outsourcing services	(2,368,387)	(2,062,352)	(2,228,786)
Freights	(1,802,541)	(1,362,087)	(1,263,734)
Depreciation, Amortization and depletion (Note 10,11, and 26)	(1.175.107)	(1,408,765)	(1,278,816)
Others	(905,128)	(591,094)	(495,274)
	(18,863,368)	(15,827,089)	(14,855,170)
Classified as:
Cost of sales	(16,105,657)	(13,596,141)	(12,640,042)
Selling expenses	(2,263,688)	(1,815,107)	(1,696,896)
General and administrative expenses	(494,023)	(415,841)	(518,232)
	(18,863,368)	(15,827,089)	(14,855,170)

The depreciation, amortization and depletion additions for the year were distributed as follows:

	ConsColi Consolidated
	12/31/2018	12/31/2017	12/31/2016

Production costs	1,145,793	1,376,862	1,241,425
Sales expenses	5,850	8,851	9,163
General and Administrative Expenses	23,464	23,052	28,228
	1,175,107	1,408,765	1,278,816
Other operating expenses (*)	97,914	44,570	43,681
	1,273,021	1,453,335	1,322,497

(*) Refers mainly to the depreciation and amortization of paralyzed assets, see note 24.